Equity - Changes in non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity at beginning of period	$ 365,719	$ 602,297	$ 884,372
Loss for the year	(4,750)	(3,419)	(5,039)
Dividends paid to joint venture partner	(5,880)
Equity at end of period	320,031	365,719	602,297
Noncontrolling interests
Equity at beginning of period	114,504	118,077	116,145
Loss for the year	(4,750)	(3,419)
Dividends paid to joint venture partner	(5,880)
Translation differences	166	(154)
Other	2,013
Equity at end of period	$ 106,053	$ 114,504	$ 118,077